Goodwill	12 Months Ended
Sep. 30, 2022
Intangible assets and goodwill [abstract]
Goodwill	Goodwill
Effective April 1, 2022, the Company realigned its management structure, resulting in a reorganization and the creation of two new operating segments, namely Scandinavia and Central Europe (Germany, Sweden and Norway) and Northwest and Central-East Europe (primarily Netherlands, Denmark and Czech Republic), collectively formerly known as Scandinavia and Central and Eastern Europe in the prior fiscal year, and, less significantly, the transfer of our Belgium operations from Western and Southern Europe operating segment to the Northwest and Central-East Europe operating segment. As a result, the Company is managed through the following nine operating segments: Western and Southern Europe (primarily France, Spain and Portugal); United States (U.S.) Commercial and State Government; Canada; U.S. Federal; Scandinavia and Central Europe; United Kingdom (U.K.) and Australia; Finland, Poland and Baltics; Northwest and Central-East Europe; and Asia Pacific Global Delivery Centers of Excellence (mainly India and Philippines) (Asia Pacific).

Due to the changes in operating segments and that CGUs correspond to the operating segments, the Company reallocated goodwill to the revised CGUs using their relative fair value. There were no triggering events for an early impairment test before the reclassification.

The operating segments reflect the fiscal year 2022 revised management structure and the way that the chief operating decision-maker, who is the President and Chief Executive Officer of the Company, evaluates the business.

The Company completed the annual impairment test during the fourth quarter of the fiscal year 2022 and did not identify any impairment.

The movements in goodwill were as follows:

	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$	$
As at September 30, 2021	1,022,350	1,169,772	1,142,148	947,782	1,140,573	895,921	619,990	931,361	269,804	8,139,701
Business acquisitions (Note 26)	516,204	9,970	—	73,375	—	31,299	—	—	—	630,848
Goodwill reallocation	(3,236)	—	—	—	367,907	—	—	(364,671)	—	—
Foreign currency translation adjustment	(95,299)	98,434	—	87,110	(163,134)	(92,260)	(52,362)	(65,383)	(6,199)	(289,093)
As at September 30, 2022	1,440,019	1,278,176	1,142,148	1,108,267	1,345,346	834,960	567,628	501,307	263,605	8,481,456
Key assumptions in goodwill impairment testing
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2022	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	10.0	10.6	10.7	9.2	10.5	10.6	10.7	10.7	19.2
Long-term growth rate of net operating cash flows[1]	1.8	2.0	2.0	2.0	2.0	1.9	2.0	1.9	2.0

2021	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia	U.K. and Australia	Finland, Poland and Baltics	Central and Eastern Europe	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	10.0	8.5	9.1	8.1	9.3	8.8	9.5	9.4	18.5
Long-term growth rate of net operating cash flows[1]	1.6	2.0	2.0	2.0	1.8	1.9	1.7	1.8	2.0
[1] The long-term growth rate is based on the lower of published industry research growth and 2.0%.